Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid expenses and other current assets
Prepaid Insurance	$ 865	$ 61
Prepaid clinical expenses	32	352	$ 423
Deferred financing costs			1,425
Other		95	84
Total	$ 974	$ 447	$ 1,932